UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05742

Name of Fund: BlackRock Funds

BlackRock Emerging Markets Long/Short Equity Fund

BlackRock India Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund (Percentages shown are based on Net Assets)
	Shares	Value
Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17% (a)(b)	362,177,621	$362,177,621

Total Short-Term Securities (Cost – $362,175,770*) – 100.3%		362,177,621

Liabilities in Excess of Other Assets – (0.3)%		(10,386,088)

Net Assets – 100.0%		$351,791,533

*	Cost for federal income tax purposes.
(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	195,668,859	166,508,762	362,177,621	$109,060

(b)	Represents the current yield as of report date.

Total return swaps outstanding as of October 31, 2012 were as follows1:

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Basket of Equity Securities Long/Short:	Goldman Sachs & Co.	6/17/13	$27,863,243	$ 293,594	[2]	$28,176,088
	Morgan Stanley & Co, Inc.	12/19/14	$26,739,254	$3,138,671	[3]	$29,928,849
	UBS AG	1/29/13	$26,391,130	$3,019,777	[4]	$30,056,786
Total				$6,452,042		$88,161,723

1	The Fund receives or pays the total return on a portfolio of long and short positions underlying the custom basket and pays or receives a specified LIBOR or Federal Funds floating rate, which is denominated in various foreign currencies based on the currencies of the securities underlying the custom basket.
2	Amount includes $19,250 of dividends and financing income payable from the Fund to the counterparty.
3	Amount includes $50,925 of dividends and financing income payable from the Fund to the counterparty.
4	Amount includes $645,880 of dividends and financing income payable from the Fund to the counterparty.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
GDR	Global Depositary Receipts
LIBOR	London Interbank Offered Rate
BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 1

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2012:
	Shares	Value
Reference Entity - Long

Argentina
Banco Macro SA - ADR	6,994	$94,489
MercadoLibre, Inc.	9,579	804,352

		898,841

Brazil
AES Tiete SA, Preference Shares	91,600	1,040,453
All America Latina Logistica SA	94,700	430,825
Amil Participacoes SA	17,100	257,209
Banco do Brasil SA	80,200	855,682
BM&F Bovespa SA	47,000	300,830
Centrais Eletricas Brasileiras SA, Preference B Shares	118,900	945,440
Cia de Bebidas das Americas, Preference Shares	29,200	1,193,274
Cia de Bebidas das Americas, Preference Shares - ADR	79,681	3,250,188
Cia de Saneamento Basico do Estado de Sao Paulo	1,400	59,266
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	10,801	907,392
Cia Energetica de Minas Gerais - ADR	51,689	619,751
Cia Energetica de Minas Gerais, Preference Shares	8,900	106,482
Cia Energetica de Sao Paulo, Preference B Shares	50,100	450,174
Cielo SA	10,400	257,305
Cyrela Brazil Realty SA Empreendimentos e Participacoes	70,800	600,269
Duratex SA	21,200	147,488
Embraer SA - ADR	903	25,203
Fibria Celulose SA - ADR	16,169	142,449
Gafisa SA	57,800	106,149
Gafisa SA - ADR	56,743	208,247
Gerdau SA - ADR	21,720	190,919
Gerdau SA, Preference Shares	38,200	333,842
Itausa - Investimentos Itau SA, Preference Shares	175,780	770,263
Metalurgica Gerdau SA, Preference Shares	44,100	494,186
Multiplan Empreendimentos Imobiliarios SA	8,600	251,939
Natura Cosmeticos SA	23,900	637,200
Obrascon Huarte Lain Brasil SA	69,700	655,459
Odontoprev SA	54,800	283,302
Porto Seguro SA	19,800	210,571
Souza Cruz SA	27,900	364,023
Tractebel Energia SA	53,300	918,490
Ultrapar Participacoes SA	4,300	90,190

		17,104,460

	Shares	Value
Reference Entity - Long

Canada
Gran Tierra Energy, Inc.	16,028	$81,422
Methanex Corp.	2,313	69,338

		150,760

Chile
Sociedad Quimica y Minera de Chile SA - ADR	44,410	2,569,118

China
Bank of China Ltd., Class H	1,054,000	433,837
Bank of Communications Co. Ltd., Class H	98,000	70,054
Beijing Capital International Airport Co. Ltd., Class H	612,000	394,047
China BlueChemical Ltd., Class H	850,000	538,513
China CITIC Bank Corp. Ltd., Class H	168,000	85,842
China Construction Bank, Class H	1,115,000	840,201
China Minsheng Banking Corp. Ltd., Class H	92,500	84,145
China Mobile Ltd.	122,500	1,358,556
China Oilfield Services Ltd., Class H	408,000	773,879
China Shenhua Energy Co. Ltd., Class H	111,000	472,642
China Southern Airlines Co. Ltd., Class H	358,000	169,529
China Telecom Corp. Ltd., Class H	1,040,000	617,286
CNOOC Ltd.	215,000	446,642
Country Garden Holdings Co. Ltd.	651,000	261,238
CSR Corp. Ltd., CLass H	70,000	54,374
Dongfeng Motor Group Co. Ltd., Class H	168,000	208,102
ENN Energy Holdings Ltd.	14,000	58,258
Evergrande Real Estate Group Ltd.	1,195,000	522,713
Fosun International Ltd.	696,000	342,160
Golden Eagle Retail Group Ltd.	155,000	339,998
Great Wall Motor Co. Ltd.	238,000	654,112
Industrial and Commercial Bank of China Ltd., Class H	939,000	621,553
Intime Department Store Group Co. Ltd.	174,500	206,021
Jiangsu Expressway Co. Ltd.	632,000	544,740
Lenovo Group Ltd.	2,724,000	2,189,730
Longfor Properties Co. Ltd.	105,500	186,223
Parkson Retail Group Ltd.	225,000	190,450
Shanghai Electric Group Co. Ltd., Class H	698,000	283,701
Soho China Ltd.	201,000	136,679
Sun Art Retail Group Ltd.	1,259,500	1,712,909
Tencent Holdings Ltd.	23,600	834,369
Tsingtao Brewery Co. Ltd., Class H	66,000	356,824
Zhejiang Expressway Co. Ltd., Class H	854,000	623,692
Zijin Mining Group Co. Ltd., Class H	264,000	106,281

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 2

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity - Long

China (concluded)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	221,400	$298,245

		17,017,545

Colombia
Petrominerales Ltd.	39,012	312,877

Hong Kong
Belle International Holdings Ltd.	212,000	395,001
Bosideng International Holdings Ltd.	1,728,000	548,497
China Gas Holdings Ltd.	210,000	114,348
China Overseas Land & Investment Ltd.	240,000	628,641
China Resources Enterprise Ltd.	246,000	799,892
China Resources Gas Group Ltd.	144,000	319,213
China Unicom Hong Kong Ltd.	424,000	692,620
Citic Pacific Ltd.	444,000	566,025
Geely Automobile Holdings Ltd.	170,000	73,045
Guangdong Investment Ltd.	1,826,000	1,493,776
Haier Electronics Group Co. Ltd.	227,000	290,265
Huabao International Holdings Ltd.	866,000	432,439
KWG Property Holding Ltd.	158,000	94,188
MMG Ltd.	96,000	38,152
Shimao Property Holdings Ltd.	134,500	256,850
Shougang Fushan Resources Group Ltd.	240,000	83,922
Want Want China Holdings Ltd.	587,000	802,859

		7,629,733

Indonesia
Adaro Energy PT	254,500	36,300
Astra Agro Lestari Tbk PT	9,500	20,721
Charoen Pokphand Indonesia Tbk PT	103,000	33,511
Indo Tambangraya Megah Tbk PT	26,000	110,037
Indocement Tunggal Prakarsa Tbk PT	690,500	1,538,438
Perusahaan Gas Negara Persero Tbk PT	1,534,500	742,887
Unilever Indonesia Tbk PT	9,500	25,765

		2,507,659

Israel
Israel Chemicals Ltd.	179,066	2,240,832
Teva Pharmaceutical Industries Ltd.	1,526	62,004

		2,302,836

Malaysia
Berjaya Sports Toto Bhd	166,400	242,553
British American Tobacco Malaysia Bhd	43,600	905,208
DiGi.Com Bhd	1,359,100	2,369,278
Lafarge Malayan Cement Bhd	190,300	609,135
Malaysia Marine and Heavy Engineering Bhd	24,600	39,008
	Shares	Value
Reference Entity - Long

Malaysia (concluded)
MMC Corp. Bhd	90,900	$77,889
Sapurakencana Petroleum Bhd	940,600	775,084
Tenaga Nasional Bhd	193,500	441,505
YTL Power International Bhd	84,100	45,004

		5,504,664

Mexico
Alfa SAB - Class A	128,021	235,236
Banco Latinoamericana de Comercio Exterior SA	25,226	567,585
Cemex SAB de CV	291,500	264,251
Fomento Economico Mexicano SAB de CV - ADR	12,175	1,103,177
Grupo Aeroportuario del Pacifico SAB de CV - ADR	14,899	709,490
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	142,500	682,681
Grupo Carso SAB de CV, Series A1	69,070	249,979
Grupo Mexico SA de CV, Series B	152,100	487,408
Grupo Modelo SAB de CV, Series C	87,500	771,155
Industrias Penoles SAB de CV	2,245	111,847

		5,182,809

Panama
Copa Holdings SA, Class A	7,725	717,034

Peru
Southern Copper Corp.	4,327	164,859

Philippines
Aboitiz Power Corp.	541,600	435,173
Manila Electric Co.	137,940	934,222

		1,369,395

Poland
Bank Millennium SA	22,468	29,768
KGHM Polska Miedz SA	730	36,767
PGE SA	188,839	1,023,261
Polski Koncern Naftowy Orlen SA	11,530	158,180
Powszechny Zaklad Ubezpieczen SA	4,901	572,588
Synthos SA	136,622	226,801
Tauron Polska Energia SA	348,425	481,279

		2,528,644

Russia
AK Transneft OAO, Preference Shares	108	216,410
Gazprom OAO	335,750	1,551,073
LSR Group - GDR	41,367	199,182
Lukoil OAO	11,583	703,130
Lukoil OAO - ADR	3,400	205,530
Mechel - ADR	121,496	771,500
Tatneft OAO, Class S	154,570	973,186
TMK OAO - GDR	1,855	27,510

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 3

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity - Long

Russia (concluded)
X5 Retail Group NV - GDR	16,350	$309,832

		4,957,353

South Africa
AVI Ltd.	118,852	783,789
Bidvest Group Ltd.	45,660	1,089,807
FirstRand Ltd.	329,794	1,094,667
Gold Fields Ltd. - ADR	16,984	212,470
Imperial Holdings Ltd.	38,265	869,305
Kumba Iron Ore Ltd.	4,766	297,921
Liberty Holdings Ltd.	76,893	891,874
Life Healthcare Group Holdings Ltd.	170,414	644,459
Nedbank Group Ltd.	31,645	653,291
Netcare Ltd.	164,669	341,848
Pick n Pay Stores Ltd.	21,968	107,450
Vodacom Group Ltd.	212,156	2,674,384
Woolworths Holdings Ltd.	147,798	1,114,794

		10,776,059

South Korea
Asiana Airlines, Inc.	78,360	452,657
Cheil Worldwide, Inc.	40,120	772,529
CJ O Shopping Co. Ltd.	536	119,526
Cosmax, Inc.	1,020	45,501
Daelim Industrial Co. Ltd.	1,880	130,838
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	8,020	172,078
Doosan Corp.	14,596	1,686,316
Doosan Heavy Industries & Construction Co. Ltd.	47,430	2,030,975
Doosan Infracore Co. Ltd.	48,790	720,263
Duksan Hi-Metal Co. Ltd.	2,439	45,622
E-Mart Co. Ltd.	3,755	814,283
GS Retail Co. Ltd.	1,790	52,357
Haansoft, Inc.	11,253	207,395
Hanwha Corp.	19,000	542,683
Huvis Corp.	23,040	267,244
Hyundai Department Store Co. Ltd.	423	52,555
Hyundai Glovis Co. Ltd.	1,686	350,928
Hyundai Mobis	1,418	361,456
Hyundai Motor Co.	3,632	747,647
Hyundai Wia Corp.	280	45,315
Industrial Bank of Korea	21,890	240,858
KCC Corp.	1,471	412,732
KEPCO Engineering & Construction Co., Inc.	268	15,776
Kia Motors Corp.	32,246	1,791,773
Korea Exchange Bank	105,460	731,045
Korea Investment Holdings Co. Ltd.	3,290	112,523
Kumho Petrochemical Co. Ltd.	4,648	456,021
LG Chem Ltd.	2,774	778,328
LG Corp.	2,774	169,401
LG Display Co. Ltd.	16,650	494,645
Macrogen, Inc.	20,290	568,366
Mirae Asset Securities Co. Ltd.	5,910	160,404
	Shares	Value
Reference Entity - Long

South Korea (concluded)
Orion Corp.	109	$102,344
Osstem Implant Co. Ltd.	11,299	327,387
Paradise Co. Ltd.	17,095	286,066
Partron Co. Ltd.	5,952	90,868
Samsung C&T Corp.	6,087	330,973
Samsung Card Co.	20,220	782,399
Samsung Electro-Mechanics Co. Ltd.	987	84,528
Samsung Electronics Co. Ltd.	508	610,196
Samsung Engineering Co. Ltd.	1,270	165,941
Samsung Fine Chemicals Co. Ltd.	4,067	259,548
Samsung Heavy Industries Co. Ltd.	2,900	88,681
Shinsegae Co. Ltd.	4,508	806,033
SK C&C Co. Ltd.	2,969	260,529
SK Holdings Co. Ltd.	4,129	575,470
SM Entertainment Co.	10,854	615,053
Woongjin Coway Co. Ltd.	22,920	834,333
Woori Finance Holdings Co. Ltd.	10,000	94,443

		21,864,832

Taiwan
Advantech Co. Ltd.	11,000	38,032
ASUSTek Computer, Inc.	31,000	332,152
Capella Microsystems Taiwan, Inc.	55,000	345,486
Capital Securities Corp.	585,000	194,650
Chang Hwa Commercial Bank	36,380	18,369
China Airlines Ltd.	2,800,000	1,092,683
Chipbond Technology Corp.	96,000	162,670
CTCI Corp.	824,000	1,638,833
Delta Electronics, Inc.	37,000	126,405
E.Sun Financial Holding Co. Ltd.	133,350	66,875
Elan Microelectronics Corp.	396,000	612,724
Eva Airways Corp.	167,000	96,899
Far Eastern New Century Corp.	783,010	810,819
Far EasTone Telecommunications Co. Ltd.	215,000	496,055
Faraday Technology Corp.	103,000	126,227
Formosa Taffeta Co. Ltd.	118,000	104,014
Getac Technology Corp.	69,000	31,178
Global Unichip Corp.	77,000	244,344
HTC Corp.	40,000	288,917
Integrated Memory Logic Ltd.	46,894	154,748
Inventec Co. Ltd.	1,208,000	413,108
Lite-On Technology Corp.	624,390	795,115
MediaTek, Inc.	13,000	144,407
POU Chen Corp.	1,370,000	1,385,828
President Chain Store Corp.	73,000	361,095
Radiant Opto-Electronics Corp.	192,420	800,309
Realtek Semiconductor Corp.	2,670	5,027
Richtek Technology Corp.	65,000	353,787
Senao International Co. Ltd.	62,000	202,050
Shin Zu Shing Co. Ltd.	54,000	186,701
Silitech Technology Corp.	2,590	3,857
Simplo Technology Co. Ltd.	20,000	98,588

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 4

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity - Long

Taiwan (concluded)
Taishin Financial Holding Co. Ltd.	494,118	$176,758
Taiwan Business Bank	1,535,000	427,199
Taiwan Cement Corp.	100,000	128,199
Taiwan Cooperative Financial Holding	344,400	179,200
Taiwan Mobile Co. Ltd.	454,000	1,585,212
Taiwan Semiconductor Manufacturing Co. Ltd.	249,000	756,056
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	215,467	3,425,925
Uni-President Enterprises Corp.	219,270	387,311
Unimicron Technology Corp.	87,000	89,048
Wan Hai Lines Ltd.	264,000	129,232

		19,016,092

Thailand
Advanced Info Service PCL	254,400	1,639,282
Airports of Thailand PCL	205,500	549,788
BEC World PCL	675,400	1,300,117
CP ALL PCL	62,900	81,575
PTT Global Chemical PCL	212,900	423,716
Thai Airways International PCL	144,800	109,132

		4,103,610

Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	13,289	199,428
Arcelik AS	13,488	89,168
Coca-Cola Icecek AS	36,911	716,599
Dogan Sirketler Grubu Holdings AS	398,758	173,518
Dogan Yayin Holding AS	282,692	102,510
Ford Otomotiv Sanayi AS	9,454	97,045
Konya Cimento Sanayii AS	185	31,994
Koza Altin Isletmeleri AS	26,121	568,323
TAV Havalimanlari Holding AS	173,036	859,147
Turk Hava Yollari	62,340	144,330
Turk Telekomunikasyon AS	20,931	81,739
Turkiye Halk Bankasi AS	32,915	290,129
Turkiye Is Bankasi (Isabank), Series C	65,213	221,924

		3,575,854

United Kingdom
Antofagasta Plc	15,430	312,995
British American Tobacco Plc	11,051	553,630
Evraz PLC	175,733	669,837
Fresnillo Plc	25,704	795,998
Hochschild Mining Plc	22,375	178,733
Mondi PLC	2,979	32,557
SABMiller PLC	2,206	94,212

	2,637,962
Total Reference Entity - Long	132,892,996

	Shares	Value
Reference Entity - Short

Brazil
Anhanguera Educacional Participacoes SA	(18,700)	$(327,771)
BR Properties SA	(120,200)	(1,574,220)
BRF - Brasil Foods SA - ADR	(103,897)	(1,903,393)
CETIP SA - Mercador Organizados	(52,504)	(604,906)
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares - ADR	(2,117)	(98,949)
Cia de Saneamento de Minas Gerais-COPASA	(11,100)	(261,999)
Cia de Transmissao de Energia Eletrica Paulista	(100)	(1,603)
Cia Paranaense de Energia, Series P - ADR	(8,223)	(121,371)
CPFL Energia SA - ADR	(28,242)	(657,756)
Diagnosticos da America SA	(236,000)	(1,568,647)
Gol Linhas Aereas Inteligentes SA, Preference Shares	(13,300)	(66,466)
HRT Participacoes em Petroleo SA	(192,400)	(577,849)
Hypermarcas SA	(115,800)	(920,790)
Klabin SA Preference Shares	(19,300)	(113,364)
Kroton Educacional SA	(147,700)	(2,952,473)
MPX Energia SA	(425,300)	(2,246,852)
OGX Petroleo e Gas Participacoes SA	(14,700)	(34,089)
Oi SA Preference Shares	(424,200)	(1,700,100)
PDG Realty SA Empreendimentos e Participacoes	(117,300)	(197,517)
Raia Drogasil SA	(40,600)	(446,769)
Suzano Papel e Celulose SA, Preference Shares	(178,600)	(464,296)
Telefonica Brasil SA - ADR	(43,701)	(962,296)

		(17,803,476)

Chile
Empresa Nacional de Electricidad SA - ADR	(7,118)	(340,738)
Enersis SA - ADR	(24,522)	(415,403)

		(756,141)

China
Aluminum Corp. of China Ltd. - ADR	(18,234)	(196,380)
Anhui Conch Cement Co. Ltd., Class H	(72,000)	(248,979)
BBMG Corp., Class H	(511,500)	(439,557)
China Coal Energy Co. Ltd., Class H	(10,000)	(9,935)
China Communications Construction Co. Ltd., Class H	(928,000)	(870,518)
China Communications Services Corp. Ltd., Class H	(136,000)	(76,686)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 5

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity - Short

China (concluded)
China COSCO Holdings Co. Ltd., Class H	(132,500)	$(65,822)
China Life Insurance Co. Ltd., Class H	(444,000)	(1,311,940)
China Longyuan Power Group Corp., Class H	(729,000)	(475,023)
China National Building Material Co. Ltd., Class H	(816,000)	(1,040,262)
China Pacific Insurance Group Co. Ltd., Class H	(864,800)	(2,711,549)
China Railway Group Ltd., Class H	(214,000)	(109,070)
China Shanshui Cement Group Ltd.	(893,000)	(664,849)
China Shipping Development Co. Ltd., Class H	(456,000)	(239,472)
China ZhengTong Auto Services Holdings Ltd.	(115,500)	(78,241)
Daphne International Holdings Ltd.	(68,000)	(82,038)
Dongfang Electric Corp. Ltd., Class H	(27,400)	(45,890)
Guangzhou Automobile Group Co. Ltd., Class H	(1,944,000)	(1,331,945)
Hengan International Group Co. Ltd.	(3,500)	(31,884)
Jiangxi Copper Co. Ltd., Class H	(435,000)	(1,125,380)
Metallurgical Corp. of China Ltd., Class H	(224,000)	(41,620)
PetroChina Co. Ltd.	(316,000)	(431,388)
PetroChina Co. Ltd. - ADR	(421)	(57,155)
PICC Property & Casualty Co. Ltd., Class H	(32,000)	(42,611)
Ping An Insurance Group Co., Class H	(13,000)	(102,993)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(668,000)	(903,303)
Sinopec Shanghai Petrochemical Co. Ltd., Class H	(1,800,000)	(515,610)
Sinopharm Group Co. Ltd., Class H	(80,800)	(271,591)
Tingyi Cayman Islands Holding Corp.	(94,000)	(279,572)
Zhaojin Mining Industry Co. Ltd., Class H	(60,000)	(100,645)
Zhuzhou CSR Times Electric Co. Ltd., Class H	(74,000)	(217,702)

		(14,119,610)

Colombia
BanColombia SA - ADR	(20,579)	(1,317,468)

Hong Kong
Brilliance China Automotive Holdings Ltd.	(1,080,000)	(1,348,946)
China Agri-Industries Holdings Ltd.	(1,621,000)	(1,014,426)
China Everbright International Ltd.	(4,090,000)	(2,105,677)
China Mengniu Dairy Co. Ltd.	(217,000)	(657,996)
China Merchants Holdings International Co. Ltd.	(512,000)	(1,697,847)
	Shares	Value
Reference Entity - Short

Hong Kong (concluded)
China Resources Cement Holdings Ltd.	(1,612,000)	$(1,096,153)
China Resources Power Holdings Co. Ltd.	(60,000)	(128,515)
Chow Tai Fook Jewellery Group Ltd.	(556,800)	(686,835)
Dah Chong Hong Holdings Ltd.	(405,000)	(382,004)
Kingboard Chemical Holdings Ltd.	(294,000)	(874,407)
Kunlun Energy Co. Ltd.	(344,000)	(639,170)
Shanghai Industrial Holdings Ltd.	(456,000)	(1,465,075)
Yingde Gases	(204,000)	(193,470)
Zhongsheng Group Holdings Ltd.	(264,000)	(341,324)

		(12,631,845)

Indonesia
Astra International Tbk PT	(75,000)	(62,858)
Bank Mandiri Persero Tbk PT	(147,500)	(126,692)
Bank Negara Indonesia Persero Tbk PT	(284,000)	(113,837)
Gudang Garam Tbk PT	(13,895)	(71,102)
Indosat Tbk PT	(459,500)	(310,958)

		(685,447)

Israel
Avner Oil Exploration LLP	(300,605)	(177,717)
Bezeq The Israeli Telecommunication Corp. Ltd.	(1,004,189)	(1,224,580)
Check Point Software Technologies Ltd.	(11,674)	(519,843)

		(1,922,140)

Malaysia
CIMB Group Holdings Bhd	(54,900)	(137,521)
Genting Bhd	(85,000)	(246,963)
Genting Malaysia Bhd	(444,100)	(523,414)
Genting Plantations Bhd	(35,100)	(103,479)
IJM Corp. Bhd	(272,900)	(448,861)
IOI Corp. Bhd	(179,300)	(297,852)
Kuala Lumpur Kepong Bhd	(71,400)	(502,097)
Maxis Bhd	(130,000)	(297,045)

		(2,557,232)

Mexico
Alfa SAB de CV Series A	(369,792)	(679,486)
America Movil SAB de CV, Series L	(192,000)	(243,849)
America Movil SAB de CV, Series L - ADR	(68,927)	(1,743,164)
Arca Continental SAB de CV	(63,500)	(460,756)
Compartamos SAB de CV	(331,300)	(444,550)
El Puerto de Liverpool SAB de CV	(23,380)	(209,534)
Genomma Lab Internacional SAB de CV Series B	(1,256,450)	(2,504,456)
Grupo Financiero Banorte SAB de CV, Series O	(9,500)	(52,782)
Grupo Financiero Banorte SAB de CV, Series O	(26,000)	(69,239)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 6

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity - Short

Mexico (concluded)
Kimberly-Clark de Mexico SAB de CV, Series A	(67,700)	$(162,555)
Minera Frisco SAB de CV, Series A1	(75,300)	(299,670)

		(6,870,041)

Peru
Cia de Minas Buenaventura SA - ADR	(1,395)	(49,885)

Philippines
Philippine Long Distance Telephone Co. - ADR	(14,814)	(941,133)

Poland
Asseco Poland SA	(151,816)	(1,902,069)
Cyfrowy Polsat SA	(101,038)	(458,882)
Eurocash SA	(56,856)	(694,350)
Polskie Gornictwo Naftowe i Gazownictwo SA	(268,548)	(332,252)
Powszechna Kasa Oszczednosci Bank Polski SA	(8,174)	(91,376)

		(3,478,929)

Russia
Federal Grid Co. Unified Energy System JSC	(5,480,000)	(35,739)
Federal Hydrogenerating Co. JSC	(15,133,000)	(371,842)
Rostelecom OJSC	(794,990)	(3,130,485)

		(3,538,066)

South Africa
AngloGold Ashanti Ltd. - ADR	(4,932)	(167,589)
ArcelorMittal South Africa Ltd.	(54,660)	(210,555)
Discovery Holdings Ltd.	(386,786)	(2,476,672)
The Foschini Group Ltd.	(21,702)	(315,093)
Northam Platinum Ltd.	(69,338)	(260,698)
RMI Holdings	(41,553)	(108,356)
Sappi Ltd.	(90,546)	(256,162)
Sasol Ltd. - ADR	(7,043)	(298,694)

		(4,093,819)

South Korea
Amorepacific Corp.	(174)	(197,836)
Cheil Industries, Inc.	(318)	(27,234)
CJ CheilJedang Corp.	(10,136)	(3,183,184)
Daum Communications Corp.	(1,967)	(168,997)
EG Corp.	(876)	(31,808)
GS Engineering & Construction Corp.	(11,089)	(624,303)
Hanwha Chemical Corp.	(24,320)	(403,624)
Honam Petrochemical Corp.	(1,449)	(296,284)
Hyosung Corp.	(740)	(40,779)
Hyundai Development Co.	(13,250)	(238,126)
Hyundai Engineering & Construction Co. Ltd.	(1,185)	(71,387)
Hyundai Heavy Industries Co. Ltd.	208	(43,675)
	Shares	Value
Reference Entity - Short

South Korea (concluded)
Hyundai Mipo Dockyard	(8,553)	$(913,648)
Hyundai Steel Co.	(125)	(8,997)
JCEntertainment Corp.	(2,428)	(52,095)
Kolon Industries, Inc.	(2,509)	(127,682)
Korea Aerospace Industries Ltd.	(2,160)	(54,267)
Korea Electric Power Corp. - ADR	(100,712)	(1,298,178)
Korea Gas Corp.	(1,720)	(120,807)
Korea Zinc Co. Ltd.	(21)	(8,626)
KT Corp. - ADR	(83,943)	(1,422,834)
LG Fashion Corp.	(3,760)	(104,808)
LG Uplus Corp.	(158,860)	(1,015,271)
LS Corp.	(8,959)	(732,755)
Mando Corp.	(1,554)	(205,186)
NCSoft Corp.	(2,807)	(537,927)
Nexen Tire Corp.	(6,260)	(97,866)
Pharmicell Co. Ltd.	(3,720)	(19,886)
Poongsan Corp.	(2,080)	(60,649)
S-Oil Corp.	(4,598)	(421,181)
S1 Corp.	(12,087)	(729,254)
Samsung SDI Co. Ltd.	(500)	(62,810)
Samsung Techwin Co. Ltd.	(16,699)	(874,301)
Seoul Semiconductor Co. Ltd.	(5,198)	(98,422)
SK Chemicals Co. Ltd.	(2,313)	(142,521)
SK Hynix, Inc.	(13,080)	(298,036)
SK Networks Co. Ltd.	(24,700)	(216,289)
Wonik IPS Co. Ltd.	(81,035)	(349,968)
Yuhan Corp.	(8,553)	(367,286)

		(15,668,787)

Taiwan
Advanced Semiconductor Engineering, Inc.	(516,366)	(388,876)
AU Optronics Corp.	(170,000)	(64,596)
AU Optronics Corp. - ADR	(90,143)	(340,741)
Cheng Shin Rubber Industry Co. Ltd.	(41,000)	(102,596)
Cheng Uei Precision Industry Co. Ltd.	(96,959)	(214,745)
China Petrochemical Development Corp.	(1,711,000)	(1,188,988)
Compal Communications, Inc.	(13,000)	(11,593)
Compal Electronics, Inc.	(384,000)	(241,869)
Far Eastern Department Stores Co. Ltd.	(243,360)	(229,094)
Formosa Chemicals & Fibre Corp.	(109,000)	(258,205)
Formosa Plastics Corp.	(37,000)	(100,820)
Foxconn Technology Co. Ltd.	(438,000)	(1,521,848)
Highwealth Construction Corp.	(121,000)	(176,245)
Hon Hai Precision Industry Co. Ltd.	(16,500)	(50,100)
Hotai Motor Co. Ltd.	(7,000)	(49,842)
Kinsus Interconnect Technology Corp.	(30,000)	(82,465)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 7

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity - Short

Taiwann (concluded)
LCY Chemical Corp.	(236,001)	$(243,979)
Macronix International	(3,845,000)	(1,000,325)
Motech Industries, Inc.	(9,000)	(6,932)
Nan Kang Rubber Tire Co. Ltd.	(258,112)	(298,646)
Nan Ya Plastics Corp.	(25,000)	(44,074)
Neo Solar Power Corp.	(55,000)	(26,547)
Powertech Technology, Inc.	(72,000)	(111,897)
Quanta Computer, Inc.	(122,000)	(278,976)
Ruentex Industries Ltd.	(564,000)	(1,272,318)
Standard Foods Corp.	(8,680)	(22,255)
Synnex Technology International Corp.	(192,000)	(406,182)
Tripod Technology Corp.	(136,000)	(263,038)
WPG Holdings Ltd.	(359,000)	(433,811)
Yuanta Financial Holding Co. Ltd.	(157,000)	(70,942)
Yulon Motor Co. Ltd.	(220,000)	(384,835)
Zhen Ding Technology Holding Ltd.	(70,000)	(184,989)

		(10,072,369)

Thailand
PTT PCL	(3,300)	(34,238)

Turkey
Asya Katilim Bankasi AS	(1,421,474)	(1,593,954)
BIM Birlesik Magazalar	(1,761)	(81,787)
KOC Holding AS	(674,022)	(3,166,117)

		(4,841,858)

Ukraine
Kernel Holding SA	(9,254)	(193,622)

United States
AES Corp.	(212,471)	(2,220,323)
NII Holdings, Inc.	(115,493)	(920,479)

		(3,140,802)

Total Reference Entity - Short		(104,716,908)

Net Value of Reference Entity – Goldman Sach & Co.		$ 28,176,088

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of October 31, 2012:
	Shares	Value
Reference Entity - Long

Argentina
MercadoLibre, Inc.	4,914	$412,629

Brazil
AES Tiete SA, Preference Shares	57,600	654,259
All America Latina Logistica SA	31,818	144,752
Amil Participacoes SA	52,400	788,174
Banco do Brasil SA	60,200	642,295
Banco Santander Brasil SA	8,900	61,128
Banco Santander Brasil SA - ADR	35,253	239,720
BM&F Bovespa SA	63,200	404,520
BR Malls Participacoes SA	10,700	140,661
Brookfield Incorporacoes SA	17,766	31,227
Centrais Eletricas Brasileiras SA, Preference B Shares	17,500	139,152
Cia de Bebidas das Americas, Preference Shares	1,600	65,385
Cia de Bebidas das Americas, Preference Shares - ADR	23,232	947,633
Cia de Saneamento Basico do Estado de Sao Paulo	5,600	237,064
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	3,900	327,639
Cia Energetica de Minas Gerais - ADR	27,756	332,794
Cia Energetica de Minas Gerais, Preference Shares	2,300	27,518
Cia Energetica de Sao Paulo, Preference B Shares	17,400	156,348
Cielo SA	15,620	386,453
Cyrela Brazil Realty SA Empreendimentos e Participacoes	25,400	215,351
Embraer SA - ADR	1,756	49,010
Fibria Celulose SA	17,000	144,300
Gafisa SA	92,200	169,324
Gafisa SA - ADR	8,538	31,334
Gerdau SA - ADR	14,942	131,340
Itausa - Investimentos Itau SA, Preference Shares	175,170	767,590
JBS SA	161,100	521,123
Metalurgica Gerdau SA, Preference Shares	40,700	456,085
Natura Cosmeticos SA	6,500	173,297
Odontoprev SA	99,600	514,906
Porto Seguro SA	8,500	90,397
Souza Cruz SA	69,100	901,578
Totvs SA	4,100	83,371
Tractebel Energia SA	44,100	759,952
Ultrapar Participacoes SA	4,900	102,774

		10,838,454

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 8

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity - Long

Canada
Methanex Corp.	3,283	$98,416
Silver Wheaton Corp.	288	11,607

		110,023

Chile
Aguas Andinas SA Series A	769,727	518,148
Cia Cervecerias Unidas SA	18,695	271,805

		789,953

China
Agricultural Bank of China Ltd., Class H	303,000	131,364
Anta Sports Products Ltd.	192,000	163,509
Bank of China Ltd., Class H	336,000	138,301
Bank of Communications Co. Ltd., Class H	89,000	63,620
Beijing Capital International Airport Co. Ltd., Class H	670,000	431,391
Beijing Enterprises Holdings Ltd.	65,000	420,610
China CITIC Bank Corp. Ltd., Class H	25,000	12,774
China Construction Bank, Class H	143,000	107,757
China Merchants Bank Co. Ltd., Class H	139,000	259,704
China Minsheng Banking Corp. Ltd., Class H	47,500	43,210
China Mobile Ltd.	96,500	1,070,209
China Oilfield Services Ltd., Class H	740,000	1,403,604
China Petroleum & Chemical Corp., Class H	30,000	31,858
China Shenhua Energy Co. Ltd., Class H	29,000	123,483
China Southern Airlines Co. Ltd., Class H	24,000	11,365
China Telecom Corp. Ltd., Class H	2,082,000	1,235,760
CNOOC Ltd.	591,000	1,227,747
Country Garden Holdings Co. Ltd.	94,000	37,721
Fosun International Ltd.	832,500	409,265
Golden Eagle Retail Group Ltd.	139,000	304,901
Guangzhou R&F Properties Co. Ltd., Class H	470,800	578,928
Huaneng Power International, Inc., Class H	10,000	8,000
Industrial and Commercial Bank of China Ltd., Class H	193,000	127,753
Intime Department Store Group Co. Ltd.	196,000	231,405
Jiangsu Expressway Co. Ltd., Class H	154,000	132,737
KWG Property Holding Ltd.	266,000	158,569
Lenovo Group Ltd.	482,000	387,463
Longfor Properties Co. Ltd.	435,000	767,840
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	162,900	302,256
	Shares	Value
Reference Entity - Long

China (concluded)
Shui On Land Ltd.	5,500	$2,328
Sino-Ocean Land Holdings Ltd.	406,500	254,913
Sun Art Retail Group Ltd.	589,000	801,035
Tencent Holdings Ltd.	10,800	381,830
Tsingtao Brewery Co. Ltd., Class H	66,000	356,824
Zhejiang Expressway Co. Ltd., Class H	1,076,000	785,822
Zijin Mining Group Co. Ltd., Class H	590,000	237,521
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	130,600	175,930

		13,319,307

Colombia
Pacific Rubiales Energy Corp.	3,532	83,070
Petrominerales Ltd.	13,067	104,798

		187,868

Czech Republic
CEZ AS	13,038	480,698

Egypt
Commercial International Bank Egypt SAE	15,083	93,768
Telecom Egypt	257,301	580,900

		674,668

Hong Kong
Agile Property Holdings Ltd.	72,000	81,847
Belle International Holdings Ltd.	156,000	290,661
Bosideng International Holdings Ltd.	334,000	106,017
China Overseas Land & Investment Ltd.	68,000	178,115
China Resources Enterprise Ltd.	254,000	825,904
Citic Pacific Ltd.	553,000	704,981
COSCO Pacific Ltd.	30,000	44,284
Franshion Properties China Ltd.	320,000	97,858
Geely Automobile Holdings Ltd.	210,000	90,232
Guangdong Investment Ltd.	1,444,000	1,181,278
Haier Electronics Group Co. Ltd.	38,000	48,591
Huabao International Holdings Ltd.	540,000	269,650
Shimao Property Holdings Ltd.	145,000	276,902
Skyworth Digital Holdings Ltd.	198,000	107,047
Want Want China Holdings Ltd.	572,000	782,343
Yuexiu Property Co. Ltd.	1,028,000	282,532

		5,368,242

Hungary
MOL Hungarian Oil and Gas Plc	5,909	513,218
OTP Bank Rt.	19,328	366,858

		880,076

Indonesia
Adaro Energy Tbk PT	139,000	19,826
Astra Agro Lestari Tbk PT	85,000	185,398

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 9

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity - Long

Indonesia (concluded)
Charoen Pokphand Indonesia Tbk PT	104,500	$33,999
Indo Tambangraya Megah Tbk PT	85,500	361,851
Indocement Tunggal Prakarsa Tbk PT	573,000	1,276,648
Perusahaan Gas Negara Persero Tbk PT	989,500	479,039
Unilever Indonesia Tbk PT	118,000	320,031
XL Axiata Tbk PT	78,500	55,984

		2,732,776

Israel
Israel Chemicals Ltd.	150,761	1,886,623

Luxembourg
Millicom International Cellular S.A.	10,373	886,892

Malaysia
Berjaya Sports Toto Bhd	308,200	449,248
British American Tobacco Malaysia Bhd	28,700	595,859
DiGi.Com Bhd	1,048,000	1,826,947
Lafarge Malayan Cement Bhd	82,300	263,436
Tenaga Nasional Bhd	108,000	246,422
UMW Holdings Bhd	178,200	583,859

		3,965,771

Mexico
Banco Latinoamericana De Comercio Exterior SA	11,455	257,737
Cemex SAB de CV - ADR	12,044	108,878
Fomento Economico Mexicano SA de CV	10,500	94,559
Fresnillo Plc	30,520	945,139
Grupo Aeroportuario del Pacifico SAB de CV - ADR	24,677	1,175,119
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	87,300	418,232
Grupo Bimbo SA de CV	36,100	84,088
Grupo Carso SAB de CV	140,300	507,776
Grupo Mexico SA de CV Series B	65,000	208,294
Grupo Modelo SAB de CV, Series C	27,700	244,126
Industrias Penoles SAB de CV	3,770	187,823

		4,231,771

Panama
Copa Holdings SA, Class A	3,496	324,499

Peru
Southern Copper Corp.	38,350	1,461,135

Philippines
Manila Electric Co.	108,850	737,205
Metropolitan Bank & Trust	110,320	254,409

		991,614

Poland
Enea SA	18,196	87,770
	Shares	Value
Reference Entity - Long

Poland (concluded)
Grupa Lotos SA	22,812	$240,435
KGHM Polska Miedz SA	8,835	444,981
PGE SA	28,093	152,227
Synthos SA	74,868	124,285

		1,049,698

Russia
AK Transneft OAO, Preference Shares	27	54,102
Gazprom OAO	87,730	405,289
LSR Group - GDR	26,847	129,268
Lukoil OAO	8,224	499,227
Lukoil OAO - ADR	4,750	287,138
Novolipetsk Steel OJSC - GDR	16,652	314,556
Severstal OAO	22,440	274,656
Severstal OAO - GDR	7,673	93,073
Sistema JSFC - GDR	19,025	349,109
TMK OAO - GDR	39,459	585,177
X5 Retail Group NV - GDR	2,960	56,092

		3,047,687

South Africa
AVI Ltd.	82,795	546,005
Bidvest Group Ltd.	75,058	1,791,475
FirstRand Ltd.	447,008	1,483,728
Gold Fields Ltd. - ADR	21,396	267,664
Imperial Holdings Ltd.	9,146	207,779
Kumba Iron Ore Ltd.	7,411	463,260
Liberty Holdings Ltd.	11,438	132,668
Life Healthcare Group Holdings Ltd.	76,294	288,523
Netcare Ltd.	345,571	717,395
Pick n Pay Stores Ltd.	14,077	68,854
PPC Ltd.	25,750	86,094
Remgro Ltd.	537	9,197
Reunert Ltd.	35,561	313,258
The Spar Group Ltd.	10,080	141,539
Vodacom Group Ltd.	64,309	810,663
Woolworths Holdings Ltd.	167,714	1,265,014

		8,593,116

South Korea
Asiana Airlines, Inc.	57,480	332,041
Cheil Worldwide, Inc.	35,750	688,382
CJ O Shopping Co. Ltd.	1,332	297,031
Daelim Industrial Co. Ltd.	1,131	78,712
Doosan Corp.	4,777	551,900
Doosan Heavy Industries & Construction Co. Ltd.	17,510	749,786
Doosan Infracore Co. Ltd.	48,780	720,115

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 10

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity - Long

South Korea (concluded)
E-Mart Co. Ltd.	2,980	$646,222
GS Holdings	4,744	298,403
Haansoft, Inc.	40,179	740,508
Hankook Tire Co. Ltd.	1,090	45,974
Hanwha Corp.	20,570	587,526
Hotel Shilla Co. Ltd.	1,992	84,020
Huvis Corp.	37,690	437,171
Hyundai Department Store Co. Ltd.	2,117	263,024
Hyundai Glovis Co. Ltd.	1,988	413,787
Hyundai Mobis	332	84,629
Hyundai Motor Co.	2,760	568,146
Industrial Bank of Korea	2,630	28,938
KCC Corp.	965	270,759
Kia Motors Corp.	8,111	450,694
Korea Exchange Bank	50,730	351,659
Korea Investment Holdings Co. Ltd.	2,240	76,611
KT&G Corp.	725	55,242
Kumho Petrochemical Co. Ltd.	1,398	137,159
LG Chem Ltd.	1,068	299,659
LG Corp.	10,779	658,244
LG Display Co. Ltd.	16,590	492,863
LS Industrial Systems Co. Ltd.	1,547	96,741
Macrogen, Inc.	5,483	153,590
Mirae Asset Securities Co. Ltd.	3,410	92,551
Osstem Implant Co. Ltd.	22,464	650,892
Paradise Co. Ltd.	21,433	358,658
Partron Co. Ltd.	33,529	511,881
Samsung C&T Corp.	21,628	1,175,995
Samsung Card Co.	28,970	1,120,974
Samsung Electro-Mechanics Co. Ltd.	907	77,676
Samsung Electronics Co. Ltd.	2,647	3,179,507
Samsung Engineering Co. Ltd.	1,119	146,211
Samsung Fine Chemicals Co. Ltd.	6,598	421,072
Samsung Fire & Marine Insurance Co. Ltd.	1,861	406,976
Samsung Heavy Industries Co. Ltd.	1,040	31,803
Shinsegae Co. Ltd.	4,363	780,107
SK C&C Co. Ltd.	1,443	126,623
SK Holdings Co. Ltd.	3,819	532,265
SK Innovation Co. Ltd.	952	140,103
SM Entertainment Co.	1,242	70,379
Woori Finance Holdings Co. Ltd.	5,020	47,411
Woori Investment & Securities Co. Ltd.	28,800	278,599

		20,809,219

Taiwan
Asia Cement Corp.	52,000	64,794
ASUSTek Computer, Inc.	78,000	835,738
Capella Microsystems Taiwan, Inc.	55,000	345,486
China Airlines Ltd.	705,000	275,122
Chipbond Technology Corp.	224,000	379,564
CTCI Corp.	666,000	1,324,591
Delta Electronics, Inc.	385,000	1,315,293
	Shares	Value
Reference Entity - Long

Taiwan (concluded)
E.Sun Financial Holding Co. Ltd.	272,000	$136,407
Eva Airways Corp.	896,000	519,887
Far Eastern New Century Corp.	272,950	282,644
Far EasTone Telecommunications Co. Ltd.	257,000	592,958
Faraday Technology Corp.	61,000	74,756
Farglory Land Development Co. Ltd.	42,000	70,593
First Financial Holding Co. Ltd.	347,680	197,569
Formosa Taffeta Co. Ltd.	266,000	234,472
Global Unichip Corp.	177,000	561,674
HTC Corp.	23,000	166,128
Hua Nan Financial Holdings Co. Ltd.	255,150	134,071
Inotera Memories, Inc.	184,000	25,006
Integrated Memory Logic Ltd.	31,000	102,299
Inventec Co. Ltd.	702,000	240,068
Lite-On Technology Corp.	430,000	547,574
Pou Chen Corp.	1,177,000	1,190,598
Radiant Opto-Electronics Corp.	50,480	209,955
Richtek Technology Corp.	13,000	70,757
Sercomm Corp.	70,000	94,172
Siliconware Precision Industries Co.	843,000	822,439
Silitech Technology Corp.	47,000	69,987
Taishin Financial Holding Co. Ltd.	171,639	61,399
Taiwan Cooperative Financial Holding	112,000	58,276
Taiwan Mobile Co. Ltd.	134,000	467,882
Taiwan Semiconductor Manufacturing Co. Ltd.	285,000	865,366
Transcend Information, Inc.	181,000	455,404
Uni-President China Holdings Ltd.	197,000	247,837
Uni-President Enterprises Corp.	645,460	1,140,119
Unimicron Technology Corp.	42,000	42,988
Wan Hai Lines Ltd.	249,000	121,890

		14,345,763

Thailand
Advanced Info Service PCL	389,000	2,506,607
Airports of Thailand PCL	157,200	420,568
BEC World PCL	951,500	1,831,598
CP ALL PCL	173,900	225,531
PTT Global Chemical PCL	404,700	805,439
Thai Airways International PCL	221,600	167,013

		5,956,756

Turkey
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,408	126,179
Arcelik AS	7,508	49,634
Coca-Cola Icecek AS	3,797	73,716
Dogan Sirketler Grubu Holdings AS	500,535	217,806
Dogan Yayin Holding AS	552,081	200,197
Ford Otomotiv Sanayi AS	61,736	633,720

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity - Long

Turkey (concluded)
Konya Cimento Sanayii	1,823	$315,275
Koza Altin Isletmeleri AS	12,930	281,322
Migros Ticaret AS	91,568	973,149
TAV Havalimanlari Holding AS	61,291	304,318
Turk Hava Yollari	120,641	279,308
Turk Telekomunikasyon AS	36,031	140,707
Turkiye Halk Bankasi	6,543	57,673

		3,653,004

United Kingdom
Antofagasta Plc	13,042	264,555
British American Tobacco Plc	8,412	421,422
Hochschild Mining PLC	10,515	83,995
SABMiller Plc	20,655	882,119

		1,652,091

United States
Gran Tierra Energy, Inc.	66,838	339,537

Total Reference Entity - Long		108,989,870

Reference Entity - Short

Brazil
BR Properties SA	(12,700)	(166,328)
CETIP SA - Mercador Organizados	(12,900)	(148,623)
Cia Paranaense de Energia, Series P - ADR	(3,110)	(45,903)
CPFL Energia SA - ADR	(14,614)	(340,360)
Diagnosticos da America SA	(27,600)	(183,452)
Gol Linhas Aereas Inteligentes SA - ADR	(2,470)	(12,325)
Hypermarcas SA	(39,800)	(316,472)
Klabin SA	(62,901)	(369,468)
Kroton Educacional SA	(3,900)	(77,960)
Lojas Americanas SA Preference Shares	(8,800)	(73,656)
MMX Mineracao e Metalicos SA	(75,300)	(149,039)
MPX Energia SA	(12,300)	(64,981)
Oi SA	(40,700)	(163,117)
Raia Drogasil SA	(4,300)	(47,318)
Suzano Papel e Celulose SA, Preference Shares	(83,600)	(217,330)
Telefonica Brasil SA - ADR	(65,952)	(1,452,263)

		(3,828,595)

Canada
AuRico Gold, Inc.	(69,376)	(579,320)
Goldcorp, Inc.	(8,594)	(388,505)
Yamana Gold, Inc.	(31,281)	(631,727)

		(1,599,552)

Chile
Enersis SA - ADR	(21,512)	(364,413)
Latam Airlines Group SA - ADR	(33,680)	(834,927)

	Shares	Value
Reference Entity - Short

Chile (concluded)
SACI Falabella	(1,801)	$(18,475)

		(1,217,815)
China
Anhui Conch Cement Co. Ltd., Class H	(98,000)	(338,888)
BBMG Corp., Class H	(67,500)	(58,006)
China Coal Energy Co. Ltd., Class H	(86,000)	(85,445)
China Communications Construction Co. Ltd., Class H	(146,000)	(136,957)
China Communications Services Corp. Ltd., Class H	(88,000)	(49,620)
China Life Insurance Co. Ltd., Class H	(89,000)	(262,979)
China Longyuan Power Group Corp., Class H	(462,000)	(301,043)
China National Building Material Co. Ltd., Class H	(426,000)	(543,078)
China Pacific Insurance Group Co. Ltd., Class H	(26,600)	(83,403)
China Railway Group Ltd., Class H	(548,000)	(279,301)
China Resources Cement Holdings Ltd.	(398,000)	(270,638)
China Shanshui Cement Group Ltd.	(335,000)	(249,411)
China Shipping Development Co. Ltd., Class H	(1,594,000)	(837,102)
Dongfang Electric Corp. Ltd., Class H	(34,000)	(56,944)
Guangzhou Automobile Group Co. Ltd., Class H	(150,000)	(102,774)
Hengan International Group Co. Ltd.	(8,500)	(77,432)
Jiangxi Copper Co. Ltd., Class H	(28,000)	(72,438)
Metallurgical Corp. of China Ltd., Class H	(1,346,000)	(250,094)
PetroChina Co. Ltd. - ADR	(371)	(50,367)
PICC Property & Casualty Co. Ltd., Class H	(16,000)	(21,306)
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	(20,000)	(27,045)
Sinopec Shanghai Petrochemical Co. Ltd., Class H	(482,000)	(138,069)
Tingyi Cayman Islands Holding Corp.	(204,000)	(606,732)
Zhaojin Mining Industry Co. Ltd., Class H	(21,500)	(36,064)
Zhongsheng Group Holdings Ltd.	(314,000)	(405,969)

		(5,341,105)

Colombia
BanColombia SA - ADR	(8,666)	(554,797)

Czech Republic
Telefonica Czech Republic AS	(142,463)	(2,837,483)

Hong Kong
China Agri-Industries Holdings Ltd.	(482,000)	(301,637)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 12

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity - Short

Hong Kong (concluded)
China Everbright International Ltd.	(564,000)	$(290,367)
China Mengniu Dairy Co. Ltd.	(36,000)	(109,161)
China Merchants Holdings International Co. Ltd.	(6,000)	(19,897)
China State Construction International Holdings Ltd.	(746,000)	(888,456)
Dah Chong Hong Holdings Ltd.	(321,000)	(302,773)
GOME Electrical Appliances Holding Ltd.	(4,512,000)	(471,574)
Kingboard Chemical Holdings Ltd.	(61,500)	(182,912)
Kunlun Energy Co. Ltd.	(28,000)	(52,025)
Shanghai Industrial Holdings Ltd.	(39,000)	(125,302)

		(2,744,104)

Hungary
Richter Gedeon Nyrt	(327)	(60,990)

Indonesia
Astra International Tbk PT	(585,000)	(490,292)
Gudang Garam Tbk PT	(19,000)	(97,225)

		(587,517)

Israel
Check Point Software Technologies Ltd.	(675)	(30,058)

Malaysia
AMMB Holdings Bhd	(11,400)	(23,878)
Felda Global Ventures Holdings Bhd	(110,200)	(169,316)
Genting Bhd	(468,100)	(1,360,041)
Genting Plantations Bhd	(7,100)	(20,932)
IJM Corp. Bhd	(24,600)	(40,462)
IOI Corp. Bhd	(194,900)	(323,767)
Kuala Lumpur Kepong Bhd	(27,400)	(192,681)
PPB Group Bhd	(7,000)	(30,932)
UEM Land Holdings Bhd	(18,700)	(13,015)

		(2,175,024)

Mexico
America Movil SAB de CV, Series L - ADR	(79,902)	(2,020,722)
Coca-Cola Femsa SAB de CV - ADR	(32)	(4,093)
Compartamos SAB de CV	(6,000)	(8,051)

		(2,032,866)

Peru
Cia de Minas Buenaventura SA - ADR	(68,865)	(2,462,612)

Philippines
Philippine Long Distance Telephone Co. - ADR	(28,839)	(1,832,142)

	Shares	Value
Reference Entity - Short

Russia
NovaTek OAO - GDR	(1,589)	$(181,146)
Uralkali OJSC - GDR	(44,744)	(1,753,070)

		(1,934,216)

South Africa
African Rainbow Minerals Ltd.	(21,185)	(443,459)
AngloGold Ashanti Ltd. - ADR	(1,881)	(63,916)
Aspen Pharmacare Holdings Ltd.	(145,915)	(2,658,921)
Aveng Ltd.	(371,296)	(1,324,918)
Barloworld Ltd.	(6,428)	(52,080)
Clicks Group Ltd.	(53,966)	(372,070)
Discovery Holdings Ltd.	(154,597)	(989,917)
Exxaro Resources Ltd.	(51,531)	(1,031,137)
Foschini Group Ltd.	(83,193)	(1,207,887)
Growthpoint Properties Ltd.	(882,979)	(2,404,333)
Investec Ltd.	(56,782)	(333,987)
Massmart Holdings Ltd.	(42,243)	(849,669)
MMI Holdings Ltd.	(51,558)	(124,693)
Naspers Ltd. N Shares	(32,629)	(2,118,318)
Sanlam Ltd.	(52,898)	(236,284)
Sasol Ltd. - ADR	(3,976)	(168,622)
Shoprite Holdings Ltd.	(78,518)	(1,614,615)
Steinhoff International Holdings Ltd.	(7,292)	(24,507)
Tiger Brands Ltd.	(54,373)	(1,728,267)
Truworths International Ltd.	(107,731)	(1,172,900)

		(18,920,500)

South Korea
Amorepacific Corp.	(1,270)	(1,443,976)
Cheil Industries, Inc.	(166)	(14,216)
CJ CheilJedang Corp.	(691)	(217,007)
CJ Corp.	(14,851)	(1,450,240)
Com2uSCorp	(5,680)	(338,008)
Daewoo International Corp.	(2,550)	(97,969)
Daum Communications Corp.	(1,679)	(144,253)
Gamevil, Inc.	(2)	(209)
GS Engineering & Construction Corp.	(1,281)	(72,119)
Hanwha Chemical Corp.	(15,940)	(264,546)
Honam Petrochemical Corp.	(751)	(153,560)
Hyosung Corp.	(520)	(28,656)
Hyundai Development Co.	(50,210)	(902,362)
Hyundai Engineering & Construction Co. Ltd.	(13,707)	(825,738)
Hyundai Heavy Industries Co. Ltd.	(4,523)	(949,722)
Hyundai Mipo Dockyard	(2,274)	(242,913)
Hyundai Steel Co.	(1,128)	(81,192)
INFINITT Co. Ltd.	(2,942)	(23,874)
Interflex Co. Ltd.	(241)	(13,745)
JCEntertainment Corp.	(1,638)	(35,145)
Kolon Industries, Inc.	(4,106)	(208,952)
Korea Aerospace Industries Ltd.	(2,800)	(70,347)
Korea Electric Power Corp.	(7,350)	(190,725)
Korea Electric Power Corp. - ADR	(45,901)	(591,664)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity - Short

South Korea (concluded)
Korea Gas Corp.	(410)	$(28,797)
Korea Zinc Co. Ltd.	(1,366)	(561,130)
KT Corp. - ADR	(46,817)	(793,548)
LG Fashion Corp.	(17,010)	(474,146)
LG Household & Health Care Ltd.	(838)	(492,534)
LG Uplus Corp.	(125,950)	(804,944)
Lotte Shopping Co. Ltd.	(192)	(59,417)
LS Corp.	(2,286)	(186,972)
Melfas, Inc.	(5,000)	(96,277)
NCSoft Corp.	(1,195)	(229,007)
Nexen Tire Corp.	(7,470)	(116,783)
NHN Corp.	(1,207)	(279,449)
POSCO - ADR	(585)	(45,852)
S-Oil Corp.	(265)	(24,274)
S1 Corp.	(1,362)	(82,175)
Samsung SDI Co. Ltd.	(856)	(107,530)
Samsung Techwin Co. Ltd.	(13,246)	(693,514)
Sapphire Technology Co. Ltd.	(797)	(26,455)
Seoul Semiconductor Co. Ltd.	(4,834)	(91,529)
SK Chemicals Co. Ltd.	(1,216)	(74,927)
SK Hynix, Inc.	(4,180)	(95,244)
SK Networks Co. Ltd.	(7,010)	(61,384)
Wonik IPS Co. Ltd.	(507)	(2,190)

		(13,789,216)

Taiwan
Advanced Semiconductor Engineering, Inc. - ADR	(14,239)	(54,108)
Airtac International Group	(5,000)	(23,449)
AU Optronics Corp. - ADR	(127,975)	(483,746)
Cathay Financial Holding Co. Ltd.	(152,000)	(152,715)
Cheng Uei Precision Industry Co. Ltd.	(61,609)	(136,452)
China Development Financial Holding Corp.	(199,000)	(44,483)
Chunghwa Telecom Co. Ltd. - ADR	(31,102)	(966,650)
Compal Communications, Inc.	(1,000)	(892)
Coretronic Corp.	(22,000)	(15,928)
Far Eastern Department Stores Co. Ltd.	(234,000)	(220,282)
Formosa Chemicals & Fibre Corp.	(154,000)	(364,803)
Formosa Plastics Corp.	(518,000)	(1,411,478)
Highwealth Construction Corp.	(30,000)	(43,697)
Hon Hai Precision Industry Co. Ltd.	(12,100)	(36,740)
Hon Hai Precision Industry Co. Ltd. - GDR	(12,924)	(78,384)
Hotai Motor Co. Ltd.	(47,000)	(334,651)
Kinsus Interconnect Technology Corp.	(42,000)	(115,451)
LCY Chemical Corp.	(48,000)	(49,623)
Macronix International	(383,937)	(99,886)
Nan Kang Rubber Tire Co. Ltd.	(25,933)	(30,006)
Nan Ya Plastics Corp.	(369,000)	(650,526)
Nan Ya Printed Circuit Board Corp.	(30,000)	(34,454)
Standard Foods Corp.	(18,000)	(46,152)
	Shares	Value
Reference Entity - Short

Taiwan (concluded)
Synnex Technology International Corp.	(80,000)	$(169,243)
Tong Hsing Electronic Industries Ltd.	(46,000)	(159,829)
TSRC Corp.	(93,500)	(190,761)
Walsin Lihwa Corp.	(288,000)	(78,870)
WPG Holdings Ltd.	(244,000)	(294,846)
Yuanta Financial Holding Co. Ltd.	(841,000)	(380,015)
Yulon Motor Co. Ltd.	(28,000)	(48,979)

		(6,717,099)

Thailand
Charoen Pokphand Foods PCL	(1,907,300)	(2,193,551)
Siam Commercial Bank PCL	(32,400)	(170,192)
Total Access Communication PCL	(20,100)	(57,054)

		(2,420,797)

Turkey
Akbank TAS	(249,273)	(1,201,517)
KOC Holding AS	(264,851)	(1,244,098)
Tupras Turkiye Petrol Rafinerileri AS	(5,756)	(140,648)
Turkiye Garanti Bankasi	(51,993)	(248,290)
Turkiye Vakiflar Bankasi Tao	(353,060)	(831,193)

		(3,665,746)

United Kingdom
Anglo American Plc	(41,506)	(1,281,515)
BHP Billiton Plc	(50,284)	(1,617,435)
Lonmin Plc	(6,240)	(52,176)

		(2,951,126)

United States
AES Corp.	(111,922)	(1,169,585)
NII Holdings, Inc.	(23,598)	(188,076)

		(1,357,661)

Total Reference Entity - Short		(79,061,021)

Net Value of Reference Entity – Morgan Stanley & Co., Inc.		$ 29,928,849

The following table represents the individual long and short positions and related values of the basket of equity securities underlying the total return swap with UBS AG as of October 31, 2012:

Reference Entity - Long

Argentina
Banco Macro SA - ADR	13,429	181,426
MercadoLibre, Inc.	11,293	948,273
Ternium SA - ADR	15,111	310,229

		1,439,928

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 14

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity - Long

Brazil
AES Tiete SA, Preference Shares	9,200	$104,500
All America Latina Logistica SA	66,800	303,898
Amil Participacoes SA	43,100	648,288
Banco do Brasil SA	32,600	347,821
BM&F Bovespa SA	152,900	978,656
BR Malls Participacoes SA	9,400	123,571
Centrais Eletricas Brasileiras SA, Preference B Shares	27,500	218,668
Cia de Bebidas das Americas, Preference Shares	9,100	371,877
Cia de Bebidas das Americas, Preference Shares - ADR	12,672	516,891
Cia de Saneamento Basico do Estado de Sao Paulo	5,200	220,130
Cia Energetica de Minas Gerais - ADR	7,409	88,834
Cia Energetica de Minas Gerais, Preference Shares	18,000	215,357
Cia Energetica de Sao Paulo, Preference B Shares	45,200	406,145
Cielo SA	6,500	160,816
Cyrela Brazil Realty SA Empreendimentos e Participacoes	12,300	104,284
Gafisa SA - ADR	50,857	186,645
Gerdau SA - ADR	8,999	79,101
Itausa - Investimentos Itau SA, Preference Shares	96,710	423,780
JBS SA	132,800	429,579
Metalurgica Gerdau SA, Preference Shares	32,300	361,955
Natura Cosmeticos SA	63,100	1,682,315
Odontoprev SA	142,200	735,137
Porto Seguro SA	7,000	74,444
Souza Cruz SA	92,000	1,200,364
Tractebel Energia SA	32,100	553,162
Ultrapar Participacoes SA	1,200	25,169

		10,561,387

Canada
Alamos Gold, Inc.	5,318	104,097
Methanex Corp.	29,906	896,506
Silver Wheaton Corp.	17,064	687,686

		1,688,289

Chile
Aguas Andinas SA, Series A	1,266,313	852,429
Banco de Credito e Inversiones	3,429	220,378
Cia Cervecerias Unidas SA	13,134	190,954
Sociedad Quimica y Minera de Chile SA - ADR	38,393	2,221,035
Sociedad Quimica y Minera de Chile SA, Series B	4,832	280,570

		3,765,366

	Shares	Value
Reference Entity - Long

China
Agile Property Holdings Ltd.	46,000	$52,291
Agricultural Bank of China Ltd., Class H	60,000	26,013
Anta Sports Products Ltd.	258,000	219,715
Bank of China Ltd., Class H	385,000	158,470
Bank of Communications Co. Ltd., Class H	106,000	75,772
Beijing Capital International Airport Co. Ltd., Class H	1,026,000	660,607
Beijing Enterprises Holdings Ltd.	74,500	482,084
China CITIC Bank Corp. Ltd., Class H	210,000	107,303
China Construction Bank, Class H	866,000	652,569
China Mobile Ltd.	75,000	831,769
China Oilfield Services Ltd., Class H	418,000	792,846
China Petroleum & Chemical Corp., Class H	148,000	157,165
China Shenhua Energy Co. Ltd., Class H	80,500	342,772
China Telecom Corp. Ltd., Class H	3,102,000	1,841,175
China Unicom Hong Kong Ltd.	174,000	284,236
CNOOC Ltd.	130,000	270,063
Country Garden Holdings Co. Ltd.	1,850,473	742,572
Datang International Power Generation Co. Ltd., Class H	70,000	24,929
Dongfeng Motor Group Co. Ltd., Class H	124,000	153,599
ENN Energy Holdings Ltd.	38,000	158,128
Golden Eagle Retail Group Ltd.	263,000	576,900
Guangzhou R&F Properties Co. Ltd., Class H	19,600	24,102
Haitong Securities Co., Ltd. Class H	84,800	108,762
Industrial and Commercial Bank of China Ltd., Class H	797,000	527,559
Intime Department Store Group Co. Ltd.	250,000	295,159
Jiangsu Expressway Co. Ltd., Class H	232,000	199,968
Lenovo Group Ltd.	818,000	657,562
Parkson Retail Group Ltd.	94,500	79,989
Shanghai Electric Group Co. Ltd., Class H	628,000	255,250
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	112,800	209,297
Shui On Land Ltd.	203,000	85,914
Sun Art Retail Group Ltd.	156,000	212,159
Soho China Ltd.	736,500	500,817

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity - Long

China (concluded)
Tsingtao Brewery Co. Ltd., Class H	84,000	$454,139
Zhejiang Expressway Co. Ltd.	542,000	395,832
Zijin Mining Group Co. Ltd., Class H	264,000	106,281
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	551,200	742,515

		13,466,283

Colombia
Petrominerales Ltd.	13,348	107,051

Czech Republic
CEZ AS	70,298	2,591,819

Egypt
Telecom Egypt Co.	44,033	99,412

Hong Kong
Belle International Holdings Ltd.	220,000	409,907
China Overseas Land & Investment Ltd.	132,000	345,753
China Resources Enterprise Ltd.	364,000	1,183,579
Citic Pacific Ltd.	346,000	441,091
COSCO Pacific Ltd.	132,000	194,848
Franshion Properties China Ltd.	380,000	116,206
Guangdong Investment Ltd.	398,000	325,588
Haier Electronics Group Co. Ltd.	204,000	260,855
Huabao International Holdings Ltd.	118,000	58,924
KWG Property Holding Ltd.	790,500	471,237
Lee & Man Paper Manufacturing Ltd.	52,000	27,308
MMG Ltd.	324,000	128,763
Shimao Property Holdings Ltd.	62,000	118,399
Shougang Fushan Resources Group Ltd.	1,178,000	411,917
Skyworth Digital Holdings Ltd.	1,050,000	567,674
Want Want China Holdings Ltd.	138,000	188,747

		5,250,796

Hungary
MOL Hungarian Oil and Gas Plc	558	48,464
OTP Bank Rt.	41,208	782,155

		830,619

Indonesia
Astra Agro Lestari Tbk PT	194,500	424,235
Charoen Pokphand Indonesia Tbk PT	98,500	32,047
Indo Tambangraya Megah Tbk PT	54,000	228,537
Indocement Tunggal Prakarsa Tbk PT	398,500	887,861
Jasa Marga Persero Tbk PT	119,500	72,160
Kalbe Farma Tbk PT	4,530,000	457,480
Perusahaan Gas Negara Persero Tbk PT	1,665,000	806,065

		2,908,385

	Shares	Value
Reference Entity - Long

Israel
Israel Chemicals Ltd.	54,109	$677,120
Teva Pharmaceutical Industries Ltd.	9,488	385,515
Teva Pharmaceutical Industries Ltd. - ADR	5,842	236,134

		1,298,769

Luxembourg
Millicom International Cellular S.A.	6,174	527,877

Malaysia
Berjaya Sports Toto Bhd	232,400	338,758
British American Tobacco Malaysia Bhd	42,200	876,142
DiGi.Com Bhd	291,800	508,686
Lafarge Malayan Cement Bhd	225,100	720,527
MMC Corp. Bhd	76,200	65,293
Tenaga Nasional Bhd	277,800	633,851
UMW Holdings Bhd	86,100	282,100

		3,425,357

Mexico
Banco Latinoamericana De Comercio Exterior SA	6,050	136,125
Cemex SAB de CV - ADR	54,520	492,861
Fomento Economico Mexicano SA de CV	92,100	829,420
Fomento Economico Mexicano SAB de CV - ADR	6,379	578,001
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	82,700	396,195
Grupo Carso SAB de CV, Series A1	217,872	788,526
Grupo Mexico SA de CV Series B	162,400	520,414
Grupo Modelo SAB de CV, Series C	245,179	2,160,811
Grupo Televisa SAB - ADR	2,638	59,619
Industrias Penoles SAB de CV	4,975	247,857
Mexichem SAB de CV	43,764	216,881

		6,426,710

Panama
Copa Holdings SA, Class A	4,309	399,961

Peru
Southern Copper Corp.	42,807	1,630,947

Philippines
Aboitiz Equity Ventures, Inc.	50,600	59,266
Aboitiz Power Corp.	450,000	361,573
Ayala Land, Inc.	908,300	519,249
Manila Electric Co.	47,730	323,259
SM Prime Holdings, Inc.	147,300	51,847

		1,315,194

Poland
Enea SA	22,300	107,566
KGHM Polska Miedz SA	14,355	722,999
PGE SA	65,423	354,507

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 16

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity - Long

Poland (concluded)
Polski Koncern Naftowy Orlen SA	11,027	$151,280
Powszechny Zaklad Ubezpieczen SA	1,323	154,567
Synthos SA	47,417	78,715
Tauron Polska Energia SA	84,607	116,868

		1,686,502

Russia
AK Transneft OAO, Preference Shares	151	302,573
Gazprom OAO	5,180	23,930
LSR Group - GDR	16,191	77,960
Mechel - ADR	87,737	557,130
MMC Norilsk Nickel OJSC	4,672	719,445
Severstal OAO	10,730	131,330
Severstal OAO - GDR	12,985	157,508
Tatneft OAO, Class S	8,560	53,895
TMK OAO - GDR	58,000	860,140

		2,883,911

South Africa
AVI Ltd.	5,381	35,486
Bidvest Group Ltd.	18,817	449,122
FirstRand Ltd.	503,386	1,670,861
Gold Fields Ltd. - ADR	38,173	477,544
Imperial Holdings Ltd.	73,691	1,674,113
Kumba Iron Ore Ltd.	1,116	69,761
Liberty Holdings Ltd.	12,553	145,601
Life Healthcare Group Holdings Ltd.	206,163	779,651
Mr. Price Group Ltd.	22,656	350,005
MTN Group Ltd.	11,332	204,327
Nedbank Group Ltd.	12,338	254,710
Netcare Ltd.	13,870	28,794
PPC Ltd.	16,915	56,555
Remgro Ltd.	35,678	611,048
The Spar Group Ltd.	34,266	481,150
Vodacom Group Ltd.	280,402	3,534,676
Woolworths Holdings Ltd.	245,202	1,849,482

		12,672,886

South Korea
Asiana Airlines, Inc.	27,610	159,493
Cheil Worldwide, Inc.	3,050	58,729
CJ O Shopping Co. Ltd.	603	134,467
Daelim Industrial Co. Ltd.	1,574	109,542
Daewoo Engineering & Construction Co. Ltd.	11,830	100,662
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	11,450	245,672
Doosan Corp.	4,082	471,605
Doosan Heavy Industries & Construction Co. Ltd.	2,981	127,648
Doosan Infracore Co. Ltd.	12,580	185,712
E-Mart Co. Ltd.	2,568	556,879
	Shares	Value
Reference Entity - Long

South Korea (concluded)
GS Holdings	5,784	$363,820
Hankook Tire Co. Ltd.	2,653	111,900
Hankook Tire Co. Ltd.	607	7,848
Hanwha Corp.	11,380	325,039
Hotel Shilla Co. Ltd.	6,667	281,205
Huvis Corp.	12,790	148,353
Huvitz Co. Ltd.	3,015	46,582
Hyundai Glovis Co. Ltd.	1,137	236,658
Hyundai Mobis	261	66,530
Hyundai Motor Co.	7,192	1,480,473
Industrial Bank of Korea	7,780	85,604
KCC Corp.	872	244,665
KEPCO Engineering & Construction Co., Inc.	1,037	61,045
Kia Motors Corp.	2,799	155,529
Korea Exchange Bank	77,230	535,356
Korea Investment Holdings Co. Ltd.	1,080	36,938
Korean Air Lines Co. Ltd.	5,460	245,064
KT&G Corp.	553	42,137
Kumho Petrochemical Co. Ltd.	1,447	141,967
LG Corp.	4,743	289,642
LG Display Co. Ltd.	12,310	365,711
LS Industrial Systems Co. Ltd.	674	42,148
Macrogen, Inc.	7,470	209,250
Mirae Asset Securities Co. Ltd.	2,090	56,725
Orion Corp.	1,381	1,296,666
Osstem Implant Co. Ltd.	12,413	359,665
Paradise Co. Ltd.	6,320	105,758
Partron Co. Ltd.	2,426	37,037
Samsung C&T Corp.	4,240	230,545
Samsung Card Co.	7,340	284,016
Samsung Electronics Co. Ltd.	621	745,929
Samsung Engineering Co. Ltd.	838	109,495
Samsung Fine Chemicals Co. Ltd.	7,641	487,634
Shinsegae Co. Ltd.	1,092	195,250
SK Holdings Co. Ltd.	2,803	390,662
SM Entertainment Co.	2,333	132,202
Woori Finance Holdings Co. Ltd.	4,310	40,705
Woori Investment & Securities Co. Ltd.	19,250	186,216
YG Entertainment, Inc.	3,254	220,792

		12,553,170

Taiwan
ASUSTek Computer, Inc.	26,000	278,579
Capella Microsystems Taiwan, Inc.	147,000	923,389
Capital Securities Corp.	194,000	64,550
Chang Hwa Commercial Bank	84,530	42,681
China Airlines Ltd.	963,000	375,805
Chinatrust Financial Holding Co. Ltd.	126,208	69,558
Chipbond Technology Corp.	328,000	555,789
CTCI Corp.	338,000	672,240
Dynapack International Technology Corp.	318,000	1,153,890

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 17

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity - Long

Taiwan (concluded)
E.Sun Financial Holding Co. Ltd.	140,000	$70,210
Elan Microelectronics Corp.	389,000	601,893
Eternal Chemical Co. Ltd.	68,000	52,957
Eva Airways Corp.	663,000	384,693
Far Eastern New Century Corp.	336,310	348,254
Far EasTone Telecommunications Co. Ltd.	521,000	1,202,068
Faraday Technology Corp.	281,000	344,366
Farglory Land Development Co. Ltd.	121,000	203,375
First Financial Holding Co. Ltd.	318,000	180,703
Formosa Taffeta Co. Ltd.	139,000	122,525
Global Unichip Corp.	21,000	66,639
HTC Corp.	45,000	325,032
Integrated Memory Logic Ltd.	128,000	422,395
Inventec Co. Ltd.	1,029,000	351,894
Lite-On Technology Corp.	26,000	33,109
MediaTek, Inc.	9,000	99,974
Mega Financial Holding Co. Ltd.	88,305	64,236
Phison Electronics Corp.	71,000	545,640
Pou Chen Corp.	1,125,000	1,137,997
President Chain Store Corp.	77,000	380,881
Radiant Opto-Electronics Corp.	133,901	556,918
Realtek Semiconductor Corp.	37,370	70,359
Sercomm Corp.	322,000	433,191
Shin Zu Shing Co. Ltd.	131,000	452,923
Taishin Financial Holding Co. Ltd.	1,697,501	607,236
Taiwan Cooperative Financial Holding	242,000	125,919
Taiwan Mobile Co. Ltd.	248,000	865,931
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	37,395	594,580
Uni-President China Holdings Ltd.	217,000	272,998
Uni-President Enterprises Corp.	599,050	1,058,142
Wan Hai Lines Ltd.	799,000	391,124

		16,504,643

Thailand
Advanced Info Service PCL	254,500	1,639,927
Airports of Thailand PCL	587,900	1,572,848
BEC World PCL	141,300	271,997
PTT Global Chemical PCL	155,100	308,682
Thai Airways International PCL	588,500	443,535

		4,236,989

Turkey
Arcelik AS	22,403	148,104
Coca-Cola Icecek AS	27,036	524,883
Dogan Yayin Holding AS	366,109	132,759
Enka Insaat ve Sanayi AS	38,534	102,327
Ford Otomotiv Sanayi AS	22,413	230,069
Konya Cimento Sanayii AS	2,929	506,549
Koza Altin Isletmeleri AS	12,046	262,089
TAV Havalimanlari Holding AS	391,706	1,944,872
Turk Hava Yollari	97,368	225,427
	Shares	Value
Reference Entity - Long

Turkey (concluded)
Turk Telekomunikasyon AS	84,457	$329,818

		4,406,897

United Kingdom
British American Tobacco Plc	1,509	75,598
Hochschild Mining Plc	8,106	64,751
SABMiller Plc	26,647	1,138,021

		1,278,370

United States
Coeur d'Alene Mines Corp.	29,529	912,741

Total Reference Entity - Long		114,870,259

Reference Entity - Short

Brazil
BR Properties SA	(35,800)	(468,861)
Bradespar SA Preference Shares	(65,221)	(963,359)
BRF - Brasil Foods SA - ADR	(14,135)	(258,953)
CETIP SA - Mercador Organizados	(59,100)	(680,899)
Cia de Saneamento de Minas Gerais-COPASA	(8,100)	(191,189)
Cia de Transmissao de Energia Eletrica Paulista	(8,300)	(133,017)
Cia Paranaense de Energia, Series P - ADR	(828)	(12,221)
CPFL Energia SA	(6,100)	(70,880)
CPFL Energia SA - ADR	(58,590)	(1,364,561)
EcoRodovias Infraestrutura e Logistica SA	(135,600)	(1,184,384)
Gol Linhas Aereas Inteligentes SA - ADR	(87,648)	(437,364)
Gol Linhas Aereas Inteligentes SA, Preference Shares	(5,400)	(26,986)
HRT Participacoes em Petroleo SA	(71,400)	(214,441)
Hypermarcas SA	(48,000)	(381,675)
Iochpe-Maxion SA	(130,100)	(1,594,983)
Kroton Educacional SA	(3,600)	(71,963)
Localiza Rent a Car SA	(2,200)	(38,561)
Lojas Americanas SA Preference Shares	(19,900)	(166,564)
MMX Mineracao e Metalicos SA	(71,100)	(140,726)
OGX Petroleo e Gas Participacoes SA	(104,800)	(243,031)
Oi SA	(29,476)	(118,133)
Raia Drogasil SA	(92,900)	(1,022,287)
Sul America SA	(29,500)	(232,392)

		(10,017,430)

Canada
AuRico Gold, Inc.	(43,282)	(361,424)
Pan American Silver Corp.	(12,157)	(266,693)
Yamana Gold, Inc.	(4,157)	(83,952)

		(712,069)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 18

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity - Short

Chile
Banco Santander Chile - ADR	(2,522)	$(68,573)
Cencosud SA	(174,135)	(953,173)
Colbun SA	(2,135,079)	(595,994)
E.CL SA	(103,156)	(252,150)
Empresa Nacional de Electricidad SA - ADR	(12,176)	(582,865)
Enersis SA - ADR	(2,008)	(34,015)
ENTEL Chile SA	(3,102)	(63,468)
Latam Airlines Group SA	(2,503)	(61,890)
Latam Airlines Group SA - ADR	(42,571)	(1,055,335)
SACI Falabella	(53,888)	(552,779)

		(4,220,242)

China
Aluminum Corp. of China Ltd. - ADR	(7,499)	(80,764)
Angang Steel Co. Ltd., Class H	(636,000)	(381,598)
Anhui Conch Cement Co. Ltd., Class H	(531,500)	(1,837,949)
BBMG Corp., Class H	(647,500)	(556,429)
China Coal Energy Co. Ltd., Class H	(4,000)	(3,974)
China Communications Construction Co. Ltd., Class H	(501,000)	(469,967)
China COSCO Holdings Co. Ltd., Class H	(2,045,500)	(1,016,145)
China Life Insurance Co. Ltd., Class H	(30,000)	(88,645)
China National Building Material Co. Ltd., Class H	(402,000)	(512,482)
China Pacific Insurance Group Co. Ltd., Class H	(66,200)	(207,568)
China Resources Cement Holdings Ltd.	(2,158,000)	(1,467,431)
China Shanshui Cement Group Ltd.	(97,000)	(72,218)
China Shipping Development Co. Ltd., Class H	(1,784,000)	(936,882)
China ZhengTong Auto Services Holdings Ltd.	(89,000)	(60,290)
Daphne International Holdings Ltd.	(152,000)	(183,379)
Dongfang Electric Corp. Ltd., Class H	(243,000)	(406,983)
Guangzhou Automobile Group Co. Ltd., Class H	(282,000)	(193,214)
Hengan International Group Co. Ltd.	(10,500)	(95,651)
Metallurgical Corp. of China Ltd., Class H	(516,000)	(95,875)
PetroChina Co. Ltd., Class H	(50,000)	(68,258)
Ping An Insurance Group Co., Class H	(6,000)	(47,535)
Weichai Power Co. Ltd., Class H	(230,800)	(817,473)
Zhongsheng Group Holdings Ltd.	(591,500)	(764,747)

		(10,365,457)

	Shares	Value
Reference Entity - Short

Egypt
Orascom Construction Industries - GDR	(2,731)	$(111,698)

Hong Kong
China Agri-Industries Holdings Ltd.	(377,000)	(235,927)
China Everbright International Ltd.	(537,000)	(276,467)
China Mengniu Dairy Co. Ltd.	(86,000)	(260,772)
China Merchants Holdings International Co. Ltd.	(42,000)	(139,277)
China Resources Power Holdings Co. Ltd.	(14,000)	(29,987)
China State Construction International Holdings Ltd.	(740,000)	(881,310)
Dah Chong Hong Holdings Ltd.	(52,000)	(49,047)
GOME Electrical Appliances Holding Ltd.	(801,000)	(83,717)
Kingboard Chemical Holdings Ltd.	(10,000)	(29,742)
Kunlun Energy Co. Ltd.	(10,000)	(18,581)
Nine Dragons Paper Holdings Ltd.	(90,000)	(63,406)
Shanghai Industrial Holdings Ltd.	(61,000)	(195,986)
Yingde Gases	(70,500)	(66,861)

		(2,331,080)

Hungary
Richter Gedeon Nyrt	(2,082)	(388,321)

Indonesia
Astra International Tbk PT	(290,000)	(243,050)

Israel
Avner Oil Exploration LLP	(566,370)	(334,836)
Bezeq The Israeli Telecommunication Corp. Ltd.	(863,618)	(1,053,158)
Check Point Software Technologies Ltd.	(7,334)	(326,583)
Isramco Negev 2 LP	(1,881,172)	(258,660)

		(1,973,237)

Malaysia
Genting Bhd	(126,600)	(367,830)
Maxis Bhd	(1,241,700)	(2,837,240)
Petronas Dagangan Bhd	(5,600)	(40,593)
UEM Land Holdings Bhd	(126,400)	(87,974)

		(3,333,637)

Mexico
America Movil SAB de CV, Series L - ADR	(19,014)	(480,864)
Coca-Cola Femsa SAB de CV - ADR	(10,256)	(1,311,845)
Genomma Lab Internacional SAB de CV Series B	(42,700)	(85,113)
Grupo Financiero Inbursa SAB de CV	(23,300)	(62,049)
Kimberly-Clark de Mexico SAB de CV	(16,800)	(40,338)
Minera Frisco SAB de CV, Class A1 Class A1	(208,100)	(828,173)

		(2,808,382)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 19

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Reference Entity - Short

Philippines
Philippine Long Distance Telephone Co. - ADR	(26,069)	$(1,656,164)

Poland
Telekomunikacja Polska SA	(31,281)	(118,161)
TVN SA	(21,906)	(48,030)

		(166,191)

Russia
Magnit OJSC - GDR	(11,292)	(400,866)
NovaTek OAO - GDR	(4,177)	(476,178)
Rosneft Oil Co. - GDR	(15,300)	(113,220)
Uralkali OJSC - GDR	(1,333)	(52,227)
VTB Bank OJSC - GDR	(47,124)	(162,389)

		(1,204,880)

South Africa
ArcelorMittal South Africa Ltd.	(22,455)	(86,498)
Aspen Pharmacare Holdings Ltd.	(168)	(3,061)
Clicks Group Ltd.	(13,511)	(93,152)
Discovery Holdings Ltd.	(36,954)	(236,624)
Exxaro Resources Ltd.	(1,476)	(29,535)
Foschini Group Ltd.	(3,218)	(46,722)
Harmony Gold Mining Co. Ltd. - ADR	(2,183)	(18,119)
Northam Platinum Ltd.	(2,512)	(9,445)
Redefine Properties Ltd.	(923,797)	(958,887)
Sasol Ltd. - ADR	(8,395)	(356,032)
Steinhoff International Holdings Ltd.	(20,844)	(70,052)

		(1,908,127)

South Korea
Amorepacific Corp.	(206)	(234,220)
Com2uSCorp	(5,877)	(349,732)
Daewoo International Corp.	(4,780)	(183,644)
Dongyang Mechatronics Corp.	(8,170)	(68,920)
EG Corp.	(2,619)	(95,097)
Hanjin Heavy Industries & Construction Co. Ltd.	(9,860)	(106,683)
Hanwha Chemical Corp.	(7,360)	(122,149)
Hyundai Development Co.	(5,850)	(105,135)
Hyundai Heavy Industries Co. Ltd.	(3,029)	(636,018)
Hyundai Hysco Co. Ltd.	(700)	(27,985)
Hyundai Mipo Dockyard	(947)	(101,160)
Infraware, Inc.	(15,859)	(145,415)
Interflex Co. Ltd.	(3,880)	(221,287)
Kolon Industries, Inc.	(13,182)	(670,824)
Korea Aerospace Industries Ltd.	(41,710)	(1,047,913)
Korea Electric Power Corp. - ADR	(55,171)	(711,154)
Korea Gas Corp.	(2,870)	(201,579)
KT Corp. - ADR	(10,467)	(177,416)
LG Fashion Corp.	(6,280)	(175,052)
Lock & Lock Co. Ltd.	(46,530)	(885,290)
Mando Corp.	(267)	(35,254)
	Shares	Value
Reference Entity - Short

South Korea (concluded)
Melfas, Inc.	(8,518)	$(164,018)
Nexen Tire Corp.	(13,370)	(209,021)
Pharmicell Co. Ltd.	(38,240)	(204,419)
Posco ICT Co. Ltd.	(56,387)	(359,851)
S-MAC Co. Ltd.	(8,477)	(118,535)
Seohee Construction Co. Ltd.	(51,770)	(58,150)
Seoul Semiconductor Co. Ltd.	(10,660)	(201,842)
SK Chemicals Co. Ltd.	(20,591)	(1,268,765)
STS Semiconductor & Telecommunications	(44,076)	(223,896)
WeMade Entertainment Co. Ltd.	(5,585)	(254,516)
Wonik IPS Co. Ltd.	(2,602)	(11,237)
Yuhan Corp.	(1,460)	(252,347)

		(9,628,524)

Taiwan
Advanced Semiconductor Engineering, Inc. - ADR	(179,502)	(682,108)
AU Optronics Corp.	(660,000)	(250,783)
AU Optronics Corp. - ADR	(67,955)	(256,870)
Career Technology MFG. Co. Ltd.	(25,000)	(32,435)
Catcher Technology Co. Ltd.	(105,000)	(456,483)
Cathay Financial Holding Co. Ltd.	(79,000)	(79,372)
Cheng Uei Precision Industry Co. Ltd.	(185,000)	(409,739)
Chicony Electronics Co. Ltd.	(44,000)	(96,548)
China Life Insurance Co. Ltd.	(247,000)	(192,780)
China Petrochemical Development Corp.	(44,000)	(30,576)
Clevo Co.	(117,000)	(152,996)
Compal Communications, Inc.	(40,000)	(35,670)
Compal Electronics, Inc.	(549,000)	(345,797)
Coretronic Corp.	(50,000)	(36,200)
Epistar Corp.	(355,000)	(565,083)
Everlight Electronics Co. Ltd.	(635,000)	(662,987)
Far Eastern Department Stores Co. Ltd.	(404,000)	(380,317)
FLEXium Interconnect, Inc.	(8,000)	(32,589)
Formosa Chemicals & Fibre Corp.	(569,000)	(1,347,875)
Formosa International Hotels Corp.	(63,900)	(683,569)
Formosa Plastics Corp.	(832,000)	(2,267,084)
G Tech Optoelectronics Corp.	(55,000)	(133,487)
Genesis Photonics, Inc.	(270,000)	(184,390)
Gintech Energy Corp.	(81,000)	(58,228)
Green Energy Technology, Inc.	(182,000)	(87,223)
Hon Hai Precision Industry Co. Ltd. - GDR	(57,278)	(347,391)
Hotai Motor Co. Ltd.	(11,000)	(78,323)
ILI Technology Corp.	(54,834)	(168,186)
Kinsus Interconnect Technology Corp.	(47,000)	(129,195)
LCY Chemical Corp.	(49,000)	(50,656)
Macronix International	(4,438,280)	(1,154,674)
Motech Industries, Inc.	(164,000)	(126,316)
MStar Semiconductor, Inc.	(26,000)	(220,282)

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 20

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

	Shares	Value
Common Stocks

Taiwan (concluded)
Nan Kang Rubber Tire Co. Ltd.	(251,936)	$(291,500)
Nan Ya Plastics Corp.	(1,393,000)	(2,455,781)
Neo Solar Power Corp.	(283,000)	(136,596)
Novatek Microelectronics Corp.	(80,000)	(301,241)
Oriental Union Chemical Corp.	(436,000)	(462,679)
Solartech Energy Corp.	(202,000)	(98,882)
Synnex Technology International Corp.	(872,000)	(1,844,744)
Teco Electric and Machinery Co. Ltd.	(82,000)	(55,719)
Tong Hsing Electronic Industries Ltd.	(3,000)	(10,424)
TSRC Corp.	(301,600)	(615,331)
Visual Photonics Epitaxy Co. Ltd.	(49,000)	(51,411)
Wintek Corp.	(1,549,000)	(612,442)
Wistron Corp.	(1,055,000)	(1,013,017)
Yulon Motor Co. Ltd.	(1,491,000)	(2,608,133)

		(22,294,112)

Thailand
Bangkok Dusit Medical Services PCL	(40,100)	(139,336)
Banpu PCL	(19,200)	(245,560)
Charoen Pokphand Foods PCL	(2,029,600)	(2,334,206)
Glow Energy PCL	(19,600)	(45,723)
Indorama Ventures PCL	(248,100)	(216,531)
IRPC PCL	(259,700)	(36,434)
Krung Thai Bank PCL	(138,625)	(81,863)
PTT PCL	(30,000)	(311,256)
Shin Corp. PCL	(121,900)	(249,567)
Siam Cement PCL	(119,300)	(1,619,210)
Thai Oil PCL	(49,000)	(106,713)
Thai Union Frozen Products PCL	(1,091,800)	(2,564,750)

		(7,951,149)

Turkey
Asya Katilim Bankasi AS	(267,891)	(300,397)
KOC Holding AS	(8,641)	(40,590)
Turkiye Garanti Bankasi AS	(42,034)	(200,731)
Turkiye Vakiflar Bankasi Tao, Series D	(113,847)	(268,025)

		(809,743)

United Kingdom
Anglo American Plc	(26,912)	(830,919)
Old Mutual Plc	(325,216)	(902,435)

		(1,733,354)

United States
AES Corp.	(72,001)	(752,411)
	Shares	Value
Common Stocks

United States (concluded)
NII Holdings, Inc.	(25,623)	$(204,215)

		(956,626)

Total Reference Entity - Short		(84,813,473)

Net Value of Reference Entity -- UBS AG		$30,056,786

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 21

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.
The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$362,177,621	—	—	$362,177,621
Total	$362,177,621	—	—	$362,177,621

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	—	$6,452,042	—	$6,452,042
Total	—	$6,452,042	—	$6,452,042

1 Derivative financial instruments are swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such assets and liabilities are categorized in the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$129,156	—	—	$129,156
Liabilities:
Cash collateral received for swaps	—	$(18,184,329)	—	(18,184,329)
Total	$129,156	$(18,184,329)	—	$(18,055,173)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK EMERGING MARKETS LONG/SHORT EQUITY FUND	OCTOBER 31, 2012 22

Consolidated Schedule of Investments October 31, 2012 (Unaudited)	BlackRock India Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Auto Components — 1.2%
Exide Industries Ltd.	6,904	$18,126
Motherson Sumi Systems Ltd.	13,441	38,902

		57,028

Automobiles — 4.8%
Bajaj Auto Ltd.	2,064	69,539
Maruti Suzuki India Ltd.	1,386	36,904
Tata Motors Ltd.	4,006	19,053
Tata Motors Ltd., Class A	31,868	92,328

		217,824

Beverages — 4.5%
United Breweries Ltd.	2,826	40,413
United Spirits Ltd.	7,513	163,668

		204,081

Building Products — 1.1%
Kajaria Ceramics Ltd.	13,053	51,525

Capital Markets — 1.0%
JM Financial, Ltd.	143,923	43,417

Chemicals — 1.0%
Godrej Industries Ltd.	4,122	23,058
Solar Industries India Ltd.	769	13,990
Zuari Industries Ltd.	4,836	10,837

		47,885

Commercial Banks — 19.4%
Axis Bank Ltd.	1,403	30,665
Bank of Baroda	699	9,394
HDFC Bank Ltd.	15,314	179,850
ICICI Bank Ltd.	14,122	274,832
Induslnd Bank Ltd.	15,877	110,664
Karur Vysya Bank Ltd.	9,948	86,233
State Bank of India	3,673	143,400
Union Bank of India	13,626	49,365

		884,403

Construction & Engineering — 3.5%
Larsen & Toubro Ltd.	4,753	143,132
Voltas Ltd.	7,266	14,914

		158,046

Construction Materials — 3.2%
Ambuja Cements Ltd.	16,588	62,252
Grasim Industries Ltd.	420	27,261
Shree Cement Ltd.	700	54,952

		144,465

Consumer Finance — 3.7%
Bajaj Finance Ltd.	2,895	69,204
Manappuram Finance, Ltd.	31,361	21,491
Shriram City Union Finance Ltd.	2,651	38,467
Sundaram Finance Ltd.	2,285	38,846

		168,008

	Shares	Value
Common Stocks

Diversified Financial Services — 3.3%
Infrastructure Development Finance Co. Ltd.	16,114	$48,314
Multi Commodity Exchange of India Ltd.	1,918	50,212
Power Finance Corp. Ltd.	6,124	21,006
Zuari Holdings Ltd. (a)	4,836	29,973

		149,505

Electric Utilities — 2.9%
CESC Ltd.	1,792	9,107
Power Grid Corp. of India Ltd.	32,943	69,649
Tata Power Co., Ltd.	26,571	52,168

		130,924

Electrical Equipment — 1.8%
Crompton Greaves Ltd.	18,331	42,446
Havells India Ltd.	3,880	41,491

		83,937

Food Products — 1.1%
Nestlé India Ltd.	560	48,928

Household Products — 1.0%
Hindustan Unilever Ltd.	1,795	18,201
Jyothy Laboratories Ltd.	8,715	28,687

		46,888

Industrial Conglomerates — 2.2%
Jaiprakash Associates Ltd.	21,775	35,110
MAX India Ltd. (a)	14,002	62,859

		97,969

IT Services — 9.0%
HCL Technologies Ltd.	3,075	34,654
Hexaware Technologies Ltd.	11,199	23,227
Infosys Ltd.	3,885	170,085
Tata Consultancy Services Ltd.	5,356	130,745
Tech Mahindra, Ltd.	2,775	48,868

		407,579

Media — 1.3%
Dish TV India Ltd. (a)	17,167	24,007
Zee Entertainment Enterprises Ltd.	10,441	36,665

		60,672

Metals & Mining — 3.3%
Gujarat Mineral Development Corp., Ltd.	8,647	33,859
Hindalco Industries Ltd.	20,577	44,304
JSW Steel Ltd.	1,038	14,207
Sterlite Industries (India) Ltd.	30,375	55,958

		148,328

Oil, Gas & Consumable Fuels — 8.8%
Bharat Petroleum Corp. Ltd.	14,003	87,661
Cairn India Ltd. (a)	4,948	30,872
Coal India Ltd.	7,111	45,672
Oil & Natural Gas Corp. Ltd.	13,105	65,267

BLACKROCK INDIA FUND	OCTOBER 31, 2012 1

Consolidated Schedule of Investments (continued)	BlackRock India Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Oil, Gas & Consumable Fuels (concluded)
Reliance Industries Ltd.	11,444	$170,758

		400,230

Personal Products — 0.9%
Colgate-Palmolive India, Ltd.	959	22,919
Marico Ltd.	4,983	19,360

		42,279

Pharmaceuticals — 6.1%
Cadila Healthcare Ltd.	1,952	31,571
Cipla Ltd.	3,490	23,548
Dr. Reddy's Laboratories Ltd.	2,829	92,153
Glenmark Pharmaceuticals Ltd.	2,925	23,285
Lupin Ltd.	3,500	36,795
Sun Pharmaceutical Industries Ltd.	1,382	17,801
Wockhardt, Ltd. (a)	1,882	52,387

		277,540

Real Estate Management & Development — 1.9%
Prestige Estates Projects Ltd.	13,824	39,660
Sobha Developers Ltd.	6,967	46,339

		85,999

Software — 1.6%
NIIT Technologies Ltd.	13,190	71,971

Textiles, Apparel & Luxury Goods — 1.2%
Arvind Ltd.	23,056	34,836
Bata India Ltd.	1,284	20,342

		55,178

Thrifts & Mortgage Finance — 3.1%
Housing Development Finance Corp.	9,892	139,645

Tobacco — 2.5%
ITC Ltd.	21,826	114,407

Wireless Telecommunication Services — 0.5%
Bharti Airtel Ltd.	4,579	22,889

Total Long-Term Investments (Cost – $3,893,506) – 95.9%		4,361,550

	Shares	Value
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.17%(b)(c)	26,558	$26,558
Total Short-Term Securities (Cost – $26,558) – 0.6%		26,558
Total Investments (Cost - $3,920,064*) – 96.5%		4,388,108
Other Assets Less Liabilities – 3.5%		159,028

Net Assets – 100.0%		$4,547,136

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,117,265

Gross unrealized appreciation	$534,850
Gross unrealized depreciation	(264,007)

Net unrealized appreciation	$270,843

(a)	Non-income producing security.
(b)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	32,591	(6,033)	26,558	$4

(c)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
BLACKROCK INDIA FUND	OCTOBER 31, 2012 2

Consolidated Schedule of Investments (concluded)	BlackRock India Fund (Percentages shown are based on Net Assets)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Common Stocks:
Auto Components	$38,902	$18,126	—	$57,028
Automobiles	—	217,824	—	217,824
Beverages	—	204,081	—	204,081
Building Products	51,525	—	—	51,525
Capital Markets	—	43,417	—	43,417
Chemicals	13,990	33,895	—	47,885
Commercial Banks	—	884,403	—	884,403
Construction & Engineering	—	158,046	—	158,046

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments
Common Stocks (concluded):
Construction Materials	$54,952	$89,513	—	$144,465
Consumer Finance	38,846	129,162	—	168,008
Diversified Financial Services	—	149,505	—	149,505
Electric Utilities	—	130,924	—	130,924
Electrical Equipment	—	83,937	—	83,937
Food Products	48,928	—	—	48,928
Household Products	—	46,888	—	46,888
Industrial Conglomerates	—	97,969	—	97,969
IT Services	—	407,579	—	407,579
Media	—	60,672	—	60,672
Metals & Mining	—	148,328	—	148,328
Oil, Gas & Consumable Fuels	—	400,230	—	400,230
Personal Products	22,919	19,360	—	42,279
Pharmaceuticals	—	277,540	—	277,540
Real Estate Management & Development	—	85,999	—	85,999
Software	—	71,971	—	71,971
Textiles, Apparel & Luxury Goods	—	55,178	—	55,178
Thrifts & Mortgage Finance	—	139,645	—	139,645
Tobacco	—	114,407	—	114,407
Wireless Telecommunication Services	—	22,889	—	22,889
Short-Term Securities	26,558	—	—	26,558
Total	$296,620	$4,091,488	—	$4,388,108

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, foreign currency at value of $193,218 is categorized as Level 1 within the disclosure hierarchy.

Certain securities are fair valued utilizing an external pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 on the disclosure hierarchy. As of July 31, 2012, there were securities with a value of $157,314 that were systematically fair valued due to significant market movements, but were not valued using systematic fair values as of October 31, 2012. Therefore, these securities were transferred from Level 2 to Level 1 during the period.

BLACKROCK INDIA FUND	OCTOBER 31, 2012 3

Item 2 – Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 21, 2012